Financial and capital risk management - Effects of derivatives on statement of financial position and Net exposure (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets		$ 342	$ 111
Liabilities		90	243
Not Designated As Hedging Instruments [Member]
IfrsStatementLineItems [Line Items]
Assets		538	131
Liabilities		276	835
Derivative Financial Assets Liabilities		262	(704)
Not Designated As Hedging Instruments [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets		425	82
Liabilities		214	806
Derivative Financial Assets Liabilities		211	(724)
Not Designated As Hedging Instruments [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets		113	36
Liabilities		57	29
Derivative Financial Assets Liabilities		56	7
Not Designated As Hedging Instruments [Member] | Cdi Tjlp Versus Usd Fixed And Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets		11
Liabilities		144	591
Derivative Financial Assets Liabilities		(133)	(591)
Not Designated As Hedging Instruments [Member] | Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets			41
Liabilities		63	119
Derivative Financial Assets Liabilities		(63)	(78)
Not Designated As Hedging Instruments [Member] | Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets		407	29
Liabilities		7	95
Derivative Financial Assets Liabilities		400	(66)
Not Designated As Hedging Instruments [Member] | Libor Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Assets		7	12
Liabilities			1
Derivative Financial Assets Liabilities	[1]	7	11
Not Designated As Hedging Instruments [Member] | Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets		78	8
Liabilities		56	2
Derivative Financial Assets Liabilities		22	6
Not Designated As Hedging Instruments [Member] | Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets		35	28
Liabilities		1	27
Derivative Financial Assets Liabilities		34	1
Not Designated As Hedging Instruments [Member] | Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Assets			13
Liabilities		5
Derivative Financial Assets Liabilities		$ (5)	$ 13

[1]	In March 2021, the UK Financial Conduct Authority (“FCA”), the financial regulator in the United Kingdom, announced the discontinuation of the LIBOR rate for all terms in pounds, euros, Swiss francs, yen and for terms of one week and two months in dollars at the end of December 2021 and the other terms at the end of June 2023. Vale is in negotiations with some financial institutions to replace the reference interest rate of its financial contracts from LIBOR to Secured Overnight Financing Rate ("SOFR"), with spread adjustments to match the transaction costs. The Company does not expect material impacts on the cash flows of these operations.